Significant accounting policies - Impact of Adoption of IFRS 15 on Certain Line Items within Consolidated Statements of Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Significant changes in financial statement line items due to application of IFRS15 [line items]
Increase in Oil and natural gas sales and other income	$ 444	$ 450
Increase in Operating expenses	158	189
Net and comprehensive loss	$ (305)	(84)
Increase (decrease) due to application of IFRS 15 [member]
Significant changes in financial statement line items due to application of IFRS15 [line items]
Increase in Oil and natural gas sales and other income		13
Increase in Operating expenses		13
Net and comprehensive loss		$ 0